DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net	$ 953	$ 0	$ 0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income	(359)	0	$ 0
Amount Excluded from Effectiveness Testing Recognized in Income	(49)	0
Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net	953	0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income	359	0
Amount Excluded from Effectiveness Testing Recognized in Income	0	0
Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net	0	0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income	0	0
Amount Excluded from Effectiveness Testing Recognized in Income	(49)	0
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net	953	0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income	359	0
Amount Excluded from Effectiveness Testing Recognized in Income	0	0
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net	0	0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income	0	0
Amount Excluded from Effectiveness Testing Recognized in Income	$ (49)	$ 0